Summary of Significant Accounting Policies - Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Net income (loss) available to common stockholders, basic	$ 24,046	$ (60,678)	$ (52,556)
Net income (loss) available to common stockholders, diluted	$ 24,046	$ (60,678)	$ (52,556)
Weighted average shares of common stock outstanding, basic	37,159,600	138,848,177	138,848,177
Weighted average shares of common stock outstanding, diluted	37,159,600	138,848,177	138,848,177
Net income (loss) share attributable to common stockholders, basic	$ 0.65	$ (0.44)	$ (0.38)
Net income (loss) share attributable to common stockholders, diluted	$ 0.65	$ (0.44)	$ (0.38)